CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Assets
Property and equipment (Notes 9 and 22)	₱ 232,134	₱ 195,964
Right-of-use assets (Note 10)	15,890
Investments in associates and joint ventures (Note 11)	53,863	55,427
Financial assets at fair value through profit or loss (Note 12)	3,369	4,763
Debt instruments at amortized cost – net of current portion (Note 13)		150
Investment properties (Notes 6 and 14)	778	777
Goodwill and intangible assets (Note 15)	67,825	68,583
Deferred income tax assets – net (Note 7)	23,623	27,697
Derivative financial assets – net of current portion (Note 28)	1	140
Prepayments – net of current portion (Notes 19 and 25)	48,933	23,338
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6, 11 and 25)	162	2,749
Contract assets – net of current portion (Note 5)	750	1,083
Other financial assets – net of current portion (Note 28)	1,986	2,275
Other non-financial assets – net of current portion	136	230
Total Noncurrent Assets	449,450	383,176
Current Assets
Cash and cash equivalents (Note 16)	24,369	51,654
Short-term investments (Note 28)	314	1,165
Trade and other receivables (Note 17)	22,436	24,056
Inventories and supplies (Note 18)	3,412	2,878
Current portion of contract assets (Note 5)	1,997	2,185
Current portion of derivative financial assets (Note 28)	41	183
Current portion of debt instruments at amortized cost (Note 13)	150
Current portion of prepayments (Note 19)	11,298	8,380
Current portion of financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)	2,757	1,604
Current portion of other financial assets (Notes 20 and 28)	8,086	7,008
Current portion of other non-financial assets	717	461
Total Current Assets	75,577	99,574
TOTAL ASSETS	525,027	482,750
Equity
Treasury stock (Note 20)	6,505	6,505
Capital in excess of par value (Note 20)	130,312	130,526
Other equity reserves (Note 26)	276	697
Retained earnings (Note 20)	18,063	12,081
Other comprehensive loss (Note 6)	(31,368)	(25,190)
Total Equity Attributable to Equity Holders of PLDT (Note 28)	111,987	112,358
Noncontrolling interests (Note 6)	4,303	4,308
TOTAL EQUITY	116,290	116,666
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 28)	172,834	155,835
Lease liabilities – net of current portion (Note 10)	13,100
Deferred income tax liabilities (Note 7)	2,583	2,981
Derivative financial liabilities – net of current portion (Note 28)	25
Customers’ deposits (Note 28)	2,205	2,194
Pension and other employee benefits (Note 26)	8,985	7,182
Deferred credits and other noncurrent liabilities (Note 22)	4,557	5,284
Total Noncurrent Liabilities	204,289	173,476
Current Liabilities
Accounts payable (Note 23)	77,845	74,610
Accrued expenses and other current liabilities (Notes 24 and 27)	100,815	95,724
Current portion of interest-bearing financial liabilities (Notes 21 and 28)	19,722	20,441
Current portion of lease liabilities (Note 10)	3,215
Dividends payable (Note 20)	1,584	1,533
Current portion of derivative financial liabilities (Note 28)	88	80
Income tax payable	1,179	220
Total Current Liabilities	204,448	192,608
TOTAL LIABILITIES	408,737	366,084
TOTAL EQUITY AND LIABILITIES	525,027	482,750
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common Stock [Member]
Equity
Initial capitalization amount	1,093	1,093
Treasury Shares Under Employee Benefit Trust [Member]
Equity
Treasury shares under employee benefit trust (Note 26)	₱ 394	₱ 854